SHARE BASED COMPENSATION (Details)		1 Months Ended	12 Months Ended
	Oct. 01, 2021 shares	Oct. 31, 2021 shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 ¥ / shares shares
SHARE BASED COMPENSATION
Outstanding at the beginning			0
Granted			1,709,310
Cancelled/forfeited			(54,200)
Vested			(1,655,110)
Outstanding at the beginning (in dollars per share) | $ / shares			$ 0
Granted (in dollars per share) | $ / shares			1.67
Cancelled/forfeited (in dollars per share) | $ / shares			1.67
Vested (in dollars per share) | $ / shares			$ 1.67
Number of units vested but not issued			1,709,310	1,709,310
Restricted share units
SHARE BASED COMPENSATION
Number of shares granted	1,709,310
Threshold period for exercise from the date of resignation			30 days
Exercise price | (per share)			$ 0	¥ 0.0001
Share-based compensation expense | $			$ 2,865,048
Employees
SHARE BASED COMPENSATION
Number of shares granted			1,709,310
Management and employees
SHARE BASED COMPENSATION
Number of shares granted		6,816,417	6,816,417
Threshold period for exercise from the date of resignation		30 days
2021 Share Option Plan
SHARE BASED COMPENSATION
Maximum number of shares authorized to grant	9,486,042
Share-based compensation expense | $			$ 6,657,140